UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5639

Pacholder High Yield Fund, Inc

(Exact name of registrant as specified in charter)

8044 Montgomery Road, Ste. 555, Cincinnati, OH 45236

(Address of principal executive offices) (Zip code)

William J. Morgan

8044 Montgomery Road, Ste. 555

Cincinnati, OH 45236

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-985-3200

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders

September 30, 2004 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
CORPORATE DEBT SECURITIES — 149.0%
AEROSPACE — 4.6%
American Airlines, Inc., Pass Thru Cert, 9.71%, 1/2/07	$ 530	$ 478,848	0.4%
American Airlines, Inc., Pass Thru Cert, 7.8%, 10/1/06	1,000	832,326	0.7
Atlantic Coast Airlines, Tranche C Pass Thru Cert, 8.75%, 1/1/07[2]	579	465,536	0.4
Continental Airlines, Inc., Pass Thru Cert, 7.568%, 12/1/06	100	73,270	0.1
Continental Airlines, Inc., Pass Thru Cert, 9.558%, 9/1/19	497	494,571	0.4
Continental Airlines, Inc., Bank Debt, 2.9375%, 12/31/06	455	381,818	0.3
Continental Airlines, Inc., Ser 01-1 Pass thru Cert, 7.033%, 6/15/11	706	545,566	0.5
Delta Airlines, Nt, 8.3%, 12/15/29	380	91,200	0.1
Delta Airlines, Pass Thru Cert, 7.299%, 9/18/06	850	354,075	0.3
Northwest Airlines Corp., Pass Thru Cert, 8.304%, 9/1/10	688	534,781	0.5
Northwest Airlines Corp., Pass Thru Cert, 7.626%, 4/1/10	1,407	1,088,075	0.9

		5,340,066	4.6
CHEMICALS — 18.5%
American Rock Salt Co., Sec’d Nt, 9.5%, 3/15/14[2]	400	416,000	0.4
BCP Caylux Holdings, Sr Sub Nt, 9.625%, 6/15/14[2]	1,000	1,085,000	0.9
Braskem, Nt, 11.75%, 1/22/14[2]	350	378,000	0.3
Crompton Corp., Sr Nt, 9.875%, 8/1/12[2]	750	791,250	0.7
Crompton Corp., FRN, Sr Nt, 7.67%, 8/1/10[2]	300	313,500	0.3
Crystal US Holdings/US Sub, Sr Disc Nt, 0/10.5%, 10/1/14[2]	1,000	602,500	0.5
Equistar Chemicals, Sr Nt, 10.625%, 5/1/11	1,000	1,145,000	1.0
HMP Equity Holdings Corp., Units, 0%, 5/15/08	1,000	635,000	0.6
Huntsman ICI Chemicals, Sr Sub Nt, 10.125%, 7/1/09	1,000	1,055,000	0.9
Huntsman Corp., Sr Nt, 11.5%, 7/15/12[2]	1,000	1,108,750	1.0

Description	Par (000)	Value	Percent of Net Assets*
CHEMICALS (continued)
Huntsman Advanced Materials, Nt, 11%, 7/15/10[2]	$ 200	$ 233,000	0.2%
Innophos, Inc., Sr Sub Nt, 8.875%, 8/15/14[2]	800	856,000	0.7
Invista, Nt, 9.25%, 5/1/12[2]	1,000	1,072,500	0.9
Johnsondiversey, Inc., Disc Nt, 0/10.67%, 5/15/13	2,000	1,660,000	1.4
Koppers Industry, Inc., Sec’d Nt, 9.875%, 10/15/13	175	194,250	0.2
Lyondell Chemical Co., Sr Sub Nt, 11.125%, 7/15/12	1,000	1,165,000	1.0
OM Group, Sr Sub Nt, 9.25%, 12/15/11	700	733,250	0.6
Omnova Solutions, Inc., Sr Nt, 11.25%, 6/1/10	425	478,125	0.4
Polyone Corp., Sr Nt, 8.875%, 5/1/12	500	512,500	0.5
Polyone Corp., Sr Nt, 10.625%, 5/15/10	1,700	1,870,000	1.6
Rhodia SA, Sr Nt, 10.25%, 6/1/10	1,000	1,040,000	0.9
Rockwood Specialties Corp., Sr Sub Nt, 10.625%, 5/15/11	500	552,500	0.5
Terra Capital, Inc., Sr Nt, 12.875%, 10/15/08	1,025	1,276,125	1.1
Terra Capital, Inc., Sr Nt, 11.5%, 6/1/10	1,250	1,418,750	1.2
United Agri Products, Sr Disc Nt, 0/10.75%, 7/15/12[2]	1,000	770,000	0.7

		21,362,000	18.5
CONSUMER PRODUCTS — 3.8%
Amscan Holdings, Sr Sub Nt, 8.75%, 5/1/14[2]	250	256,250	0.2
Home Products International, Inc., Sr Sub Nt, 9.625%, 5/15/08	932	787,540	0.7
Leiner Health Products, Sr Sub Nt, 11%, 6/1/12[2]	500	533,750	0.5
Levi Straus and Co., Nt, 7%, 11/1/06	500	502,500	0.4
Levi Straus and Co., Sr Nt, 12.25%, 12/15/12	750	796,875	0.7
Solo Cup Company, Sr Sub Nt, 8.5%, 2/15/14	1,000	990,000	0.9
Westpoint Stevens, Inc., Bank Debt, 9.25%, 11/30/04	671	476,659	0.4
Westpoint Stevens, Inc., Sr Nt, 7.875%, 6/15/05[1,4]	1,000	3,750	0.0

		4,347,324	3.8

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2004 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
ENERGY — 7.6%
Bluewater Finance, Ltd., Sr Nt, 10.25%, 2/15/12	$ 350	$ 381,500	0.3%
Citgo Petroleum Corp., Sr Nt, 11.375%, 2/1/11	750	886,875	0.8
Coastal Corp., Sr Nt, 7.625%, 9/1/08	500	506,250	0.4
El Paso Corp., Sr Nt, 7.875%, 6/15/12	1,250	1,246,875	1.1
Hanover Compressor, Sr Nt, 9%, 6/1/14	250	275,625	0.2
Parker Drilling Corp., Sr Sec’d Nt, 9.625%, 10/1/13	1,100	1,232,000	1.1
Petrobas Int’l Finance, Nt, 7.75%, 9/15/14	1,000	995,000	0.9
Petroleum Geo-Services, Nt, 10%, 11/5/10	500	568,750	0.5
Secunda Int’l, Ltd., FRN, 9.76%, 9/1/12[2]	500	498,750	0.4
Seitel, Inc., Sr Nt, 11.75%, 7/15/11[2]	500	513,750	0.4
Star Gas Partner/Finance, Sr Nt, 10.25%, 2/15/13	1,000	1,100,000	1.0
Transmontaigne, Inc., Sr Sub Nt, 9.125%, 6/1/10	500	563,750	0.5

		8,769,125	7.6
FINANCE — 3.7%
Advanta Capital Trust, Co Guar, 8.99%, 12/17/26	1,810	1,647,100	1.4
Crum & Forster Holding, Inc., Sr Nt, 10.375%, 6/15/13	500	536,250	0.5
Providian Capital I, Bank Guar, 9.525%, 2/1/27[2]	1,250	1,293,750	1.1
Refco Finance Holdings, Sr Sub Nt, 9.0%, 8/1/12[2]	800	858,000	0.7

		4,335,100	3.7
FOOD & DRUG — 1.2%
Great Atl & Pac Tea Co., Sr Nt, 9.125%, 12/15/11	245	188,650	0.2
Great Atl & Pac Tea Co., Sr Nt, 7.75%, 4/15/07	655	573,125	0.5
Penn Traffic, Co., Sr Nt, 11%, 6/29/09[1,4]	894	165,390	0.1
Petro Shopping Center, Sec’d Nt, 9%, 2/15/12	400	426,000	0.4

		1,353,165	1.2

Description	Par (000)	Value	Percent of Net Assets*
FOOD & TOBACCO — 10.2%
Apple South, Inc., Sr Nt, 9.75%, 6/1/06[1,4]	$ 1,500	$ 562,500	0.5%
Avado Brands, Inc., Sr Sub Nt, 11.75%, 6/15/09[1,4]	500	7,500	0.0
Burns Philp Cap Pty/US, Sr Sub Nt, 10.75%, 2/15/11	500	555,000	0.5
Gold Kist, Inc., Sr Nt, 10.25%, 3/15/14[2]	750	836,250	0.7
Golden State Foods, Sr Sub Nt, 9.24%, 1/10/12	1,250	1,259,375	1.1
Land O Lakes, Inc., Sr Nt, 8.75%, 11/15/11	1,000	940,000	0.8
Land O Lakes, Inc., Sr Nt, 9%, 12/15/10[2]	500	523,125	0.5
National Wine & Spirits, Inc., Sr Nt, 10.125%, 1/15/09	1,350	1,302,750	1.1
North Atlantic Trading, Sr Nt, 9.25%, 3/1/12	300	289,500	0.3
Premium Standard Farms, Sr Nt, 9.25%, 6/15/11	1,985	2,084,250	1.8
Real Mex Restaurants, Sec’d Nt, 10%, 4/1/10[2]	500	505,000	0.4
Sbarro, Inc., Sr Nt, 11%, 9/15/09	1,800	1,692,000	1.5
Swift and Co., Sr Nt, 10.125%, 10/1/09	850	937,125	0.8
Swift and Co., Sr Sub Nt, 12.5%, 1/1/10	250	277,500	0.2

		11,771,875	10.2
FOREST PRODUCTS & CONTAINERS — 7.8%
Anchor Glass Container, Sr Sec’d Nt, 11%, 2/15/13	500	572,500	0.5
Buckeye Cellulose Corp., Sr Sub Nt, 9.25%, 9/15/08	1,410	1,417,050	1.2
Buckeye Technologies, Inc., Sr Sub Nt, 8%, 10/15/10	465	458,025	0.4
Consolidated Container, Sr Disc Nt, 0/10.75%, 6/15/09[2]	600	486,000	0.4
Constar International, Sr Sub Nt, 11%, 12/1/12	1,200	1,140,000	1.0
Crown Cork & Seal, Sr Sec’d Nt, 10.875%, 3/1/13	500	583,750	0.5
Fibermark, Inc., Sr Nt, 10.75%, 4/15/11[1,4]	720	457,200	0.4

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2004 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
FOREST PRODUCTS & CONTAINERS (continued)
Portola Packaging Inc., Sr Nt, 8.25%, 2/1/12	$ 1,500	$ 1,185,000	1.0%
Tembec Industries, Sr Nt, 8.5%, 2/1/11	1,000	1,050,000	0.9
US Can Corp., Sec’d Nt, 10.875%, 7/15/10	875	903,437	0.8
Vitro Envases Norteamerica, Sec’d Nt, 10.75%, 7/23/11[2]	850	837,250	0.7

		9,090,212	7.8
GAMING & LEISURE — 1.6%
Bally Total Fitness Holding Corp., Sr Sub Nt, 9.875%, 10/15/07	800	652,000	0.6
Bally Total Fitness Holding Corp., Sr Nt, 10.5%, 7/15/11	1,200	1,146,000	1.0

		1,798,000	1.6
HEALTH CARE — 10.8%
Alliance Imaging, Inc., Sr Sub Nt, 10.375%, 4/15/11	1,050	1,145,813	1.0
Ameripath, Inc., Sr Sub Nt, 10.5%, 4/1/13	1,000	1,020,000	0.9
Encore Medical IHC, Inc., Sr Sub Nt, 9.75%, 10/1/12[2]	800	794,000	0.7
Healthsouth Corp., Sr Nt, 8.375%, 10/1/11	500	499,375	0.4
Healthsouth Corp., Nt, 7.625%, 6/1/12	600	583,500	0.5
Iasis Healthcare Corp., Sr Sub Nt, 8.75%, 6/15/14[2]	400	421,000	0.4
Insight Health Services, Sr Sub Nt, 9.875%, 11/1/11	1,950	1,959,750	1.7
Medcath Holdings Corp., Sr Nt, 9.875%, 7/15/12[2]	600	630,000	0.5
Medical Device Manufacturing, Inc., Sr Sub Nt, 10%, 7/15/12[2]	300	319,500	0.3
Psychiatric Solutions, Sr Sub Nt, 10.625%, 6/15/13	500	567,500	0.5
Res-Care, Inc., Co Guar, 10.625%, 11/15/08	540	585,900	0.5
Team Health, Inc., Sr Sub Nt, 9%, 4/1/12[2]	750	750,000	0.6
Tenet Healthcare Corp., Sr Nt, 6.375%, 12/1/11	600	541,500	0.5
Tenet Healthcare Corp., Sr Nt, 9.875%, 7/1/14[2]	1,000	1,050,000	0.9
US Oncology, Inc., Sr Nt, 9%, 8/15/12[2]	300	312,000	0.3

Description	Par (000)	Value	Percent of Net Assets*
HEALTH CARE (continued)
Universal Hospital Services, Sr Nt, 10.125%, 11/1/11	$ 250	$ 255,000	0.2%
Vanguard Health Holdings II, Sr Sub Nt, 9%, 10/1/14[2]	1,000	1,007,500	0.9

		12,442,338	10.8
HOUSING — 1.7%
Fedders NA, Sr Nt, 9.875%, 3/1/14	1,000	837,500	0.7
Interface, Inc., Sr Sub Nt, 9.5%, 2/1/14	1,100	1,144,000	1.0

		1,981,500	1.7
INFORMATION TECHNOLOGY — 3.1%
Amkor Technology, Inc., Sr Nt, 7.125%, 5/15/11	1,200	990,000	0.9
Danka Business Systems, Sr Nt, 11%, 6/15/10	875	923,125	0.8
On Semiconductor Corp., Sr Sec’d Nt, 12%, 5/15/08	544	612,000	0.5
On Semiconductor Corp., Sr Sec’d Nt, 12%, 3/15/10	130	150,150	0.1
Viasystems, Sr Sub Nt, 10.5%, 1/15/11	1,000	955,000	0.8

		3,630,275	3.1
MANUFACTURING — 6.2%
Blount, Sr Sub Nt, 8.875%, 8/1/12[2]	500	533,750	0.5
Columbus McKinnon, Sec’d Nt, 10%, 8/1/10	175	193,375	0.2
Day International Group, Inc., Sub Nt, 9.5%, 3/15/08	2,000	2,040,000	1.8
Douglas Dynamics, Inc., 2nd Lien Bank Debt, 7.17%, 3/19/11	160	162,000	0.1
Douglas Dynamics, Inc., 2nd Lien Bank Debt, 7.31%, 3/19/11	170	172,125	0.1
Douglas Dynamics, Inc., 2nd Lien Bank Debt, 7.58625%, 3/19/11	170	172,125	0.1
Interline Brands, Inc., Sr Sub Nt, 11.5%, 5/15/11	500	557,500	0.5
Invensys PLC, Sr Nt, 9.875%, 3/15/11[2]	1,000	1,030,000	0.9
Key Components, LLC, Sr Sub Nt, 10.5%, 6/1/08	500	515,000	0.5
Park-Ohio Industries, Sr Sub Nt, 9.25%, 12/1/07	500	510,000	0.4
Precision Partners, Inc., Sr Sub Nt, 12%, 2/1/07[3]	328	327,537	0.3

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2004 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
MANUFACTURING (continued)
Precision Partners, Inc., Term Loan C, Bank Debt, 18%, 1/1/07[3]	$ 425	$ 425,331	0.4%
Thermadyne Holdings Corp., Sr Sub Nt, 9.25%, 2/1/14	200	195,500	0.2
Von Hoffman Corp., Sr Nt, 10.25%, 3/15/09	250	278,750	0.2

		7,112,993	6.2
MEDIA & TELECOM: BROADCASTING — 1.4%
Granite Broadcasting Corp., Sec’d Nt, 9.75%, 12/1/10	700	651,000	0.6
LBI Media, Inc., Sr Disc Nt, 0/11%, 10/15/13	875	635,469	0.6
Nexstar Fin Hldg LLC, Inc., Sr Disc Nt, 0/11.375%, 4/1/13	250	192,812	0.2

		1,479,281	1.4
MEDIA & TELECOM: CABLE — 7.6%
Adelphia Communications, Corp., Sr Nt, 9.375%, 11/15/09[1,4]	1,500	1,387,500	1.2
Adelphia Communications, Corp., Sr Nt, 8.125%, 7/15/03[1,4]	750	660,000	0.6
Adelphia Communications, Corp., Sr Nt, 6%, 2/15/06[1,4]	125	34,375	0.0
Charter Communications Holdings LLC, Sr Nt, 10%, 4/1/09	2,000	1,630,000	1.4
Charter Communications Holdings LLC, Sr Nt, 11.125%, 1/15/11	200	163,000	0.1
Insight Communications, Inc., Sr Disc Nt, 0/12.25%, 2/15/11	2,000	1,880,000	1.6
Insight Midwest, Sr Nt, 10.5%, 11/1/10	500	550,000	0.5
Mediacom LLC/Capital Corp., Sr Nt, 9.50%, 1/15/03	900	870,750	0.8
Panamsat Corp., Sr Nt, 9%, 8/15/14[2]	1,000	1,045,000	0.9
Panamsat Corp., Sr Disc Nt, 10.375%, 11/1/14[2]	1,000	588,750	0.5

		8,809,375	7.6
MEDIA & TELECOM: FIXED COMMUNICATIONS — 6.2%
Alaska Communications Systems Holdings, Inc., Sr Sub Nt, 9.375%, 5/15/09	530	503,500	0.4
Cincinnati Bell Telephone, Sr Sub Nt, 8.375%, 1/15/14	1,150	1,055,125	0.9
Fisher Communications, Inc, Sr Nt, 8.625%, 9/15/14[2]	300	313,500	0.3

Description	Par (000)	Value	Percent of Net Assets*
MEDIA & TELECOM: FIXED COMMUNICATIONS (continued)
MCI Communications, Sr Nt, 6.688%, 5/1/09	$ 1,000	$ 966,250	0.8%
Mastec, Inc., Sr Sub Nt, 7.75%, 2/1/08	605	552,063	0.5
Qwest Communications, Sr Nt, 5.211%, 2/15/09[2]	1,001	958,457	0.8
Qwest Services Corp., Sr Nt, 7.875%, 9/1/11[2]	100	104,250	0.1
RCN Corp., Sr Nt, 10%, 10/15/07[1,4]	1,400	721,000	0.6
RCN Corp., Sr Nt, 10.125%, 1/15/10[1,4]	1,000	525,000	0.5
Time Warner Communications, Sr Nt, 9.75%, 7/15/08	1,000	995,000	0.9
Time Warner Communications, Sr Nt, 9.25%, 2/15/14	500	500,000	0.4

		7,194,145	6.2
MEDIA & TELECOM: WIRELESS COMMUNICATIONS — 9.0%
Alamosa Delaware, Inc., Co Guar, 11%, 7/31/10	975	1,109,063	1.0
Alamosa Delaware, Inc., Sr Nt, 8.5%, 1/31/12	300	305,250	0.3
ACC Escrow Corp., Sr Nt, 10%, 8/1/11	1,000	815,000	0.7
Centennial Cellular, Sr Nt, 10.125%, 6/15/13	1,570	1,660,275	1.4
Horizon PCS, Inc., Sr Nt, 11.375%, 7/15/12[2]	350	365,750	0.3
Metropcs, Inc., Sr Nt, 10.75%, 10/1/11	500	540,000	0.5
Rural Cellular Corp., Sr Sub Nt, 9.625%, 5/15/08	2,050	1,906,500	1.7
SBA Communications Corp., Sr Disc Nt, 0/9.75%, 12/15/11	500	407,500	0.3
TSI Telecommunications, Inc., Sr Sub Nt, 12.75%, 2/1/09	1,200	1,350,000	1.2
US Unwired, Inc., Sr Sec’d Nt, 10%, 6/15/12	450	469,125	0.4
Ubiquitel Operating Corp., Sr Nt, 9.875%, 3/1/11[2]	750	784,687	0.7
Ubiquitel Operating Corp., Sr Nt, Add-on, 9.875%, 3/1/11[2]	500	523,125	0.5

		10,236,275	9.0
MEDIA & TELECOM: DIVERSIFIED — 8.4%
Dex Media West, LLC, Sr Sub Nt, 9.875%, 8/15/13	439	518,020	0.4
IMAX Corp., Sr Nt, 9.625%, 12/1/10[2]	2,100	2,105,250	1.8

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2004 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
MEDIA & TELECOM: DIVERSIFIED (continued)
Liberty Group Operating, Inc., Sr Sub Nt, 9.375%, 2/1/08	$ 1,430	$ 1,447,875	1.3%
Liberty Group Publishing, Inc., Sr Disc Nt, 0/11.625%, 2/1/09	1,125	1,119,375	1.0
LCE Acquisition Corp., Sr Sub Nt, 9%, 8/1/14[2]	400	415,000	0.4
Mail-Well I Corp., Sr Sub Nt, 7.875%, 12/1/13	1,000	980,000	0.8
Phoenix Color Corp., Sr Sub Nt, 10.375%, 2/1/09	1,330	1,283,450	1.1
Six Flags Ent Corp, Sr Nt, 9.5%, 2/1/09	500	491,250	0.4
True Temper Sports, Inc., Sr Sub Nt, 8.375%, 9/15/11	500	467,500	0.4
Universal City Development, Sr Nt, 11.75%, 4/1/10	750	877,500	0.8

		9,705,220	8.4
METALS & MINERALS — 9.5%
AK Steel Corp., Co Guar, 7.875%, 2/15/09	2,000	1,995,000	1.7
Horizon Natural Resources, Sr Sub Nt, 11.75%, 5/8/09[1,4]	268	9,380	0.0
ISPAT Inland ULC, Sec’d Nt, 9.75%, 4/1/14	1,100	1,218,250	1.0
JSC Severstal, Bonds, 9.25%, 4/19/14[2]	250	239,375	0.2
MMI Products, Inc., Sr Sub Nt, 11.25%, 4/15/07	2,355	2,390,325	2.1
Neenah Corp., Sr Sub Nt, 11%, 9/30/10[2]	200	219,500	0.2
Oglebay Norton Co., Sr Sub Nt, 10%, 2/1/09[1,4]	2,250	1,136,250	1.0
Oglebay Norton Co., Sr Sub Nt, 13/18%, 10/25/08[1,4]	1,272	1,398,838	1.2
Oregon Steel Mills, 1st Mtg, 10%, 7/15/09	750	823,125	0.7
Ryerson Tull, Inc., Sr Nt, 9.125%, 7/15/06	750	795,000	0.7
United Steel LLC, Sr Nt, 10.75%, 8/1/08	485	574,725	0.5
United Steel LLC, Sr Nt, 9.75%, 5/15/10	168	193,200	0.2

		10,992,968	9.5

Description	Par (000)	Value	Percent of Net Assets*
RETAIL — 2.3%
Broder Bros. Co., Sr Nt, 11.25%, 10/15/10	$ 500	$ 502,500	0.4%
Rent-Way, Inc., Nt, 11.875%, 6/15/10	750	821,250	0.7
Riddell Bell Holdings, Sr Sub Nt, 8.375%, 10/1/12[2]	300	306,375	0.3
Tom’s Foods, Inc., Sr Nt, 10.5%, 11/1/04[1,3,4]	1,000	995,000	0.9

		2,625,125	2.3
SERVICES — 3.1%
Allied Security Escrow, Sr Sub Nt, 11.375%, 7/15/11[2]	250	263,750	0.2
Amerco, Sec’d Nt, 9%, 3/15/09	366	381,951	0.3
Amerco, Sec’d Nt, 12%, 3/15/11	953	981,338	0.8
Eagle-Picher, Inc., Sr Nt, 9.75%, 9/1/13	500	512,500	0.4
Nationsrent, Inc., Sr Sec’d Nt, 9.5%, 10/15/10	300	327,000	0.3
Sac Holdings, Sr Nt, 8.5%, 3/15/14	1,323	1,303,007	1.1

		3,769,546	3.1
TRANSPORTATION — 12.6%
Airxcel, Inc., Sr Sub Nt, 11%, 11/15/07	1,584	1,576,080	1.4
Anchor Lamina, Inc., Sr Sub Nt, 9.875%, 2/1/08	1,050	771,750	0.7
Asbury Automotive, Co Guar, 9%, 6/15/12	500	530,000	0.4
Autocam Corp., Sr Sub Nt, 10.875%, 6/15/14[2]	2,175	2,180,437	1.9
CP Ships, Ltd., Sr Sub Nt, 10.375%, 7/15/12	500	575,000	0.5
Delco Remy International, Inc., Sr Sub Nt, 11%, 5/1/09	1,800	1,899,000	1.6
Dura Operating Corp., Co Guar, 9%, 5/1/09	1,000	895,000	0.8
Greyhound Lines, Inc., Sr Sub Nt, 11.5%, 4/15/07	1,260	1,269,450	1.1
Laidlaw International, Inc., Sr Nt, 10.75%, 6/15/11	500	573,125	0.5
Milacron Escrow Corp., Sec’d Nt, 11.5%, 5/15/11[2]	1,750	1,863,750	1.6
Sea Containers, Sr Nt, 10.5%, 5/15/12	750	769,688	0.7
TFM SA DE CV, Co Guar, 0/11.75%, 6/15/09	400	406,000	0.3
TFM SA DE CV, Sr Nt, 12.5%, 6/15/12	1,100	1,226,500	1.1

		14,535,780	12.6

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2004 (Unaudited)

Description	Shares/Par (000)	Value	Percent of Net Assets*
UTILITIES — 8.1%
AES Corp., Sr Nt, 9.5%, 6/1/09	$ 875	$ 982,188	0.8%
AES Corp., Sr Nt, 9.375%, 9/15/10	180	203,625	0.2
Calpine Corp., Sr Nt, 8.5%, 5/1/08	1,500	1,042,500	0.9
Calpine Corp., Sr Nt, 8.625%, 8/15/10	750	491,250	0.4
Calpine Generating Co., 2nd FRN, Sec’d Nt, 7%, 4/1/10[2]	500	477,500	0.4
Calpine Generating Co., 3rd FRN, Sec’d Nt, 10.25%, 4/1/11[2]	1,000	905,000	0.8
Dynegy Holdings, Inc., Sec’d Nt, 9.875%, 7/15/10[2]	300	340,500	0.3
Edison Mission, Inc., Sr Nt, 9.875%, 4/15/11	2,000	2,340,000	2.0
Midwest Generation LLC, Sec’d Nt, 8.75%, 5/1/34	500	547,500	0.5
Mirant Americas, Sr Nt, 8.3%, 5/1/11[1,4]	250	221,250	0.2
Mirant Americas Generation LLC, Sr Nt, 8.5%, 10/1/21[1,4]	500	440,000	0.4
Dynegy/NGC Corp., Debentures, 7.125%, 5/15/18	1,250	1,100,000	1.0
NRG Energy, Inc., Sec’d Nt, 8%, 12/15/13[2]	250	269,062	0.2

		9,360,375	8.1

Total Corporate Debt Securities
(amortized cost $169,338,708)		172,042,063	149.0
CORPORATE CONVERTIBLE DEBT SECURITIES — 0.3%
PACKAGING — 0.3%
Indesco International, Inc., Conv, Sr Sub Nt, 10%, 3/15/08[3]	291	290,529	0.3

		290,529	0.3

Total Convertible Corporate Debt Securities
(amortized cost $290,529)		290,529	0.3

Total Debt Securities
(amortized cost $169,629,237)		172,332,592	149.3
PREFERRED STOCKS — 2.0%
Glasstech, Inc., Series C, Pfd[1,3]	5	0	0.0
HLI Operating Co., Inc., Series A, Pfd, 8%, 12/31/49	74	6,253	0.0
Kaiser Group Holdings, Inc., Pfd, 7%, 12/31/07	21,670	1,175,598	1.0

Description	Shares/Par (000)	Value	Percent of Net Assets
PREFERRED STOCKS (continued)
McLeod USA, Inc., Conv Pfd, 2.5%, 4/18/12	$ 7,655	$ 19,138	0.0%
Rural Cellular Corp., Pfd, 11.375% PIK, 5/15/10[1,4]	1,000	837,500	0.7
Spanish Broadcasting Systems, Pfd, 10.75%, 10/15/13	261	286,447	0.3
XO Communications, Inc., Pfd, 13.5% PIK, 6/1/10[1,4]	1,580	16	0.0

Total Preferred Stocks
(cost $5,012,569)		2,324,952	2.0
COMMON STOCKS — 4.1%
Abovenet, Inc., Common Stock[1]	1,702	40,848	0.0
Cincinnati Bell, Inc., Common Stock[1]	16,370	57,131	0.0
Davel Communications, Inc., Common Stock[1]	523,104	3,761	0.0
Glasstech, Inc., Class C, Common Stock[1,3]	5	0	0.0
Global Crossing Holding Ltd., Common Stock[1]	5,158	85,210	0.1
Indesco International, Inc., Common Stock[1,3]	60,345	188,277	0.2
Kaiser Group Holdings, Inc., Common Stock[1]	58,011	1,508,286	1.3
Leucadia National Corp., Common Stock[1]	5,201	294,637	0.3
MCI Communications, Inc., Common Stock[1]	43,794	733,550	0.6
Mattress Discounters, Common Stock[1,3]	8,329	8,329	0.0
McLeod USA, Inc., Common Stock[1]	375	161	0.0
Metrocall, Inc., Common Stock[1]	7,480	485,078	0.4
Precision Partners, Inc., Common Stock[1,3]	1,141	245,315	0.2
Simonds Industries, Inc., Common Stock[1,3]	8,236	138,859	0.1
Telewest PLC, Common Stock[1]	85,210	990,140	0.9
WHX Corp., Common Stock[1]	8	8	0.0
Wiltel Communication, Rights[1,3]	18	0	0.0
XO Communications, Inc., Common Stock[1]	1,524	4,816	0.0

Total Common Stocks
(cost $16,914,854)		4,784,406	4.1

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2004 (Unaudited)

Description	Shares/Par (000)	Value	Percent of Net Assets
WARRANTS — 0.0%
Abovenet, Inc., Warrants[1,3]	$ 584	$ 2,336	0.0%
Abovenet, Inc., Warrants[1,3]	687	0	0.0
Hayes Lemmerz International, Inc., Warrants[1]	1,679	2,267	0.0
Huntsman Corp., Warrants[1,3]	500	11,500	0.0
McLeod USA, Inc., Warrants[1]	16,963	1,866	0.0
XO Communications, Series A, Warrants[1]	3,047	2,529	0.0
XO Communications, Series B, Warrants[1]	2,285	1,371	0.0
XO Communications, Series C, Warrants[1]	2,285	891	0.0

Total Warrants
(cost $2,135,764)		22,760	0.0

Total Equity Investments
(amortized cost $24,063,187)		7,132,118	6.1
REPURCHASE AGREEMENTS[5] — 40.7%
Citigroup Global Markets Corp. 1.975%, dated 9/30/04, matures 10/1/04 repurchase price $7,000,384	7,000	7,000,000	6.1
Goldman Sachs Corp. 1.945%, dated 9/30/04, matures 10/1/04 repurchase price $15,000,810	15,000	15,000,000	13.0
Lehman Brothers A3/P3 1.88%, dated 9/30/04, matures 10/1/04 repurchase price $2,031,789	2,032	2,031,683	1.7
Merrill Lynch A1/P1 1.905%, dated 9/30/04, matures 10/1/04 repurchase price $10,000,529	10,000	10,000,000	8.7
Merrill Lynch Corp. 2.025, dated 9/30/04, matures 10/1/04 repurchase price $13,000,731	13,000	13,000,000	11.2

Total Repurchase Agreements
(cost $47,031,683)		47,031,683	40.7

TOTAL INVESTMENTS[6]
(amortized cost $240,724,107)		$226,496,393	196.1%

Description	Value	Percent of Net Assets
Payable Upon Return of Securities Loaned	$(47,031,683)	(40.7)%
Payable to Advisor	(962,428)	(0.8)
Payable to Administrator	(23,630)	0.0
Accounting Fees Payable	(6,928)	0.0
Custody Fees Payable	(5,969)	0.0
Other Assets in Excess of Other Liabilities	3,013,322	2.6
Less: Outstanding Preferred Stock (2,640 shares at $25,000 per share) at liquidation value.	(66,000,000)	(57.2)

Net Assets Applicable to Common Stockholders	$115,479,077	100.0

Net Asset Value Per Common Share ($115,479,077/12,885,301)	$8.96

*	Applicable to common stockholders.
[1]	Non-income producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $35,565,994.
[3]	Board valued security. These securities amounted to $1,638,012.
[4]	Security in default.
[5]	Investments held as collateral for securities on loan. Fully collateralized by money market securities, investment grade corporate bonds, and non-investment grade corporate bonds with a fair market value of $49,546,353.
[6]	Includes securities loaned with a fair market value of $45,432,199.
PIK	Payment in kind.

Item 2. Controls and Procedures.

(a) The Fund’s President and Treasurer have concluded that the Fund’s disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the Fund’s internal controls over financial reporting.

Item 3. Exhibits.

(a) Certifications of President and Treasurer as required by Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacholder High Yield Fund, Inc.

/s/ William J. Morgan	November 19, 2004
William J. Morgan	Date
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ William J. Morgan	November 19, 2004
William J. Morgan	Date
President

/s/ James E. Gibson	November 19, 2004
James E. Gibson	Date
Treasurer